Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) The Berkshire Hathaway Energy Company Long-Term Incentive Partnership Plan and the Berkshire Hathaway Energy Company Executive Voluntary Deferred Compensation Plan (collectively, the "Plans") allow participating employees of Berkshire Hathaway Energy Company ("BHE") and certain of its affiliates to defer the payment of all or a portion of their compensation for services to BHE and such affiliates and have such deferred amounts deemed invested into certain notional investments. These securities represent the unsecured obligations of BHE to pay such voluntarily deferred compensation, including notional earnings and returns thereon, in the future in accordance with the terms of the Plans. (2) The amount registered has been estimated solely for calculating the amount of the registration fee. Such amount is based on BHE's estimate of the aggregate compensation to be deferred by participants under the Plans during the three-year period commencing on the initial effective date of this Registration Statement.